Investments In and Advances to Affiliated Companies (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Investments in capital stock	¥ 18,862	¥ 19,737
Advances	542	828
Total	¥ 19,404	¥ 20,565